Financial investments - Summary of financial assets classified by contractual maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial investments		S/ 2,160,775
From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments		1,158,805
From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments		1,001,970
Investments at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	S/ 19,275,900	15,135,751
Investments at fair value through other comprehensive income [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments	995,001	621,673
Investments at fair value through other comprehensive income [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments	188,848	1,041,788
Investments at fair value through other comprehensive income [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	686,905	407,657
Investments at fair value through other comprehensive income [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	1,190,562	909,183
Investments at fair value through other comprehensive income [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	14,841,036	11,029,728
Investments at fair value through other comprehensive income [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments	1,373,548	S/ 1,125,722
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	2,650,930
Investments at amortized cost [member] | Up to 3 months [member]
Disclosure of financial assets [line items]
Financial investments
Investments at amortized cost [member] | From 3 months to 1 year [member]
Disclosure of financial assets [line items]
Financial investments
Investments at amortized cost [member] | From 1 to 3 years [member]
Disclosure of financial assets [line items]
Financial investments	499,125
Investments at amortized cost [member] | From 3 to 5 years [member]
Disclosure of financial assets [line items]
Financial investments	652,230
Investments at amortized cost [member] | From 5 years onwards [member]
Disclosure of financial assets [line items]
Financial investments	1,499,575
Investments at amortized cost [member] | Equity instruments (without maturity) [member]
Disclosure of financial assets [line items]
Financial investments